Consolidated Statements of Changes in Shareholders Equity (Deficit) - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders Equity (Deficit) [Member]	Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2014	$ (29,263)	$ 75	$ 141,515	$ 5,978	$ 16	$ (178,743)	$ (31,159)	$ 1,896
Beginning Balance, shares at Dec. 31, 2014		149,671,460
Comprehensive loss:
Net loss for the year	(107,336)					(103,366)	(103,366)	(3,970)
Foreign currency translation adjustments	3,732			3,960			3,960	(228)
Net change in unrealized gain (loss) on available-for-sale investments	(3,388)			(3,388)			(3,388)
Acquisition of subsidiaries	53							53
Issuances of ordinary shares, shares		16,681,500
Issuances of ordinary shares, value	180,160	$ 8	180,152				180,160
Restricted shares awards issued	0
Exercise of share options	4,884	$ 4	4,880				4,884
Share-based compensation	20,564		20,564				20,564
Restricted shares awards issued, shares		50,000
Exercise of share options, shares		7,189,340
Capital contributed by non-controlling interest	4,292							4,292
Appropriation of statutory reserves					17	(17)
Ending Balance at Dec. 31, 2015	73,698	$ 87	347,111	6,550	33	(282,126)	71,655	2,043
Ending Balance, shares at Dec. 31, 2015		173,592,300
Beginning Balance, shares at Dec. 31, 2015		173,592,300
Comprehensive loss:
Net loss for the year	(224,955)					(222,867)	(222,867)	(2,088)
Foreign currency translation adjustments	(247)			(312)			(312)	65
Net change in unrealized gain (loss) on available-for-sale investments	2,349			2,349			2,349
Acquisition of non-controlling interests	(8,546)		(8,546)				(8,546)
Exercise of share options	3,210	$ 1	3,209				3,210
Share-based compensation	28,841		28,841				28,841
Restricted shares awards issued, shares		250,000
Exercise of share options, shares		2,750,350
Appropriation of statutory reserves	0				13	(13)
Ending Balance at Dec. 31, 2016	$ (125,650)	$ 88	370,615	8,587	46	(505,006)	(125,670)	20
Ending Balance, shares at Dec. 31, 2016	176,592,650	176,592,650
Beginning Balance, shares at Dec. 31, 2016		176,592,650
Comprehensive loss:
Net loss for the year	$ (561,166)					(560,485)	(560,485)	(681)
Foreign currency translation adjustments	2,117			2,114			2,114	3
Acquisition of subsidiaries	8,787							8,787
Acquisition of non-controlling interests	(2,601)		(546)				(546)	(2,055)
Cancellation of ordinary shares	(41,055)	$ (1)				(41,054)	(41,055)
Cancellation of ordinary shares, shares		(2,777,780)
Disposal of interest in a subsidiary without change in control	64		32				32	32
Issuances of ordinary shares, shares		65,954,538
Issuances of ordinary shares, value	935,533	$ 33	935,500				935,533
Exercise of share options	25,391	$ 4	25,387				25,391
Share-based compensation	28,636		28,636				28,636
Restricted shares awards issued, shares		1,572,500
Exercise of share options, shares		7,288,275
Appropriation of statutory reserves					0
Conversion of convertible preference shares into Class A and Class B ordinary shares	205,075	$ 43	205,032				205,075
Conversion of convertible preference share, shares		86,336,030
Ending Balance at Dec. 31, 2017	$ 475,131	$ 167	$ 1,564,656	$ 10,701	$ 46	$ (1,106,545)	$ 469,025	$ 6,106
Ending Balance, shares at Dec. 31, 2017	0	334,966,213